NOTE 18 - Revenue	12 Months Ended
Dec. 31, 2025
Notes
NOTE 18 - Revenue:

NOTE 18 - Revenue:

Effective January 1, 2024, the Company has two business units: the Products business unit and the CDMO Services business unit.

1.In the products business unit, the Company generates revenue by selling products through its online platform, with revenue recognized upon transfer of control and delivery of goods.

2.In the CDMO Services business unit, the Company generates revenue by providing end‑to‑end development and manufacturing services performed on the Company’s premises.

See Note 26 regarding geographical and segmental information.